Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangibles

	2021	2020
Cost	$55,108	$54,189
Accumulated amortization	(31,193)	(26,523)
	$23,915	$27,666

Loan commitment fees related to Senior Credit Facility	$2,067	$2,109
Software	21,848	25,557
	$23,915	$27,666
Cost

	Loan Commitment Fees	Software	Total
Balance, December 31, 2019	$15,478	$37,938	$53,416
Additions	690	57	747
Effect of foreign currency exchange differences	—	26	26
Balance, December 31, 2020	16,168	38,021	54,189
Additions	913	—	913
Effect of foreign currency exchange differences	—	6	6
Balance, December 31, 2021	$17,081	$38,027	$55,108
Accumulated Amortization

	Loan Commitment Fees	Software	Total
Balance, December 31, 2019	$13,206	$8,464	$21,670
Amortization expense	853	3,971	4,824
Effect of foreign currency exchange differences	—	29	29
Balance, December 31, 2020	14,059	12,464	26,523
Amortization expense	955	3,715	4,670
Balance, December 31, 2021	$15,014	$16,179	$31,193